SHORT-TERM TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM TRADE RECEIVABLES
Schedule of short-term trade receivables

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Receivables from sale of finished goods and merchandises (i)	335,345	5,220,947	214,544,771
Receivables from disposal of assets and scrap	61,333	270,525	11,116,704
Others	73,240	113,592	4,667,845
TOTAL	469,918	5,605,064	230,329,320
(i)

This represents trade receivables from sale of automobiles, e-scooters, and spare-parts, which are unconditional (i.e., only the passage of time is required before payment of the consideration is due).